Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of property and equipment
Property and equipment, gross	$ 2,474	$ 2,474	$ 2,360
Less: accumulated depreciation and amortization	(1,441)	(1,340)	(940)
Property and equipment, net	1,033	1,134	1,420
Machinery and Equipment
Summary of property and equipment
Property and equipment, gross	1,072	1,072	969
Computer Equipment
Summary of property and equipment
Property and equipment, gross	347	347	358
Office Equipment
Summary of property and equipment
Property and equipment, gross	225	225	217
Leasehold Improvements
Summary of property and equipment
Property and equipment, gross	$ 830	$ 830	$ 816